SHARE BASED COMPENSATION - Summary of Stock Option Plans - (Details) shares in Thousands, Option in Thousands	12 Months Ended
	Dec. 31, 2019 Option $ / shares shares	Dec. 31, 2018 Option $ / shares shares
Number of outstanding share options (shares)
Outstanding, beginning of year | Option	28,935	31,110
Granted | Option	7,756	7,231
Exercised as options for common shares | Option	(2,688)	(7,927)
Forfeited/expired | shares	(121)	(1,479)
Outstanding, end of year | Option	33,882	28,935
Exercisable, end of year | Option	21,535	15,374
Weighted average exercise price of share options ($ per share)
Outstanding, beginning of year (in dollar per share)	$ 38.25	$ 36.96
Granted	42.96	43.19
Exercised as options for common shares	33.37	35.95
Forfeited/expired	42.57	47.88
Outstanding, end of year (in dollar per share)	39.70	38.25
Exercisable, end of year (in dollar per share)	37.86	36.10
Weighted average share price	$ 40.82	$ 46.99